11. Other receivables	12 Months Ended
Dec. 31, 2018
Other Receivables
Other receivables
	Note	12.31.18	12.31.17
Non-current:
		-	-
Financial credit		30,484	54,661
Related parties	35.d	4,662	8,015
Advances to suppliers	37	765,595	-
Total Non-current		800,741	62,676

Current:
Prepaid expenses		5,312	7,362
Advances to suppliers		81,440	9,791
Advances to personnel		1,700	3,293
Security deposits		16,695	15,249
Financial credit		58,425	17,159
Receivables from electric activities		98,390	169,157
Related parties	35.d	1,946	1,614
Guarantee deposits on derivative financial instruments		-	88,667
Judicial deposits		30,482	23,795
Credit with SBS Bank Company		25,000	-
Other		24	2
Allowance for the impairment of other receivables		(77,297)	(39,870)
Total Current		242,117	296,219

The carrying amount of the Company’s other financial receivables approximates their fair value.

The other non-current receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.18	12.31.17	12.31.16
Balance at beginning of year	39,870	63,940	32,712
Increase	61,467	-	45,032
Result from exposure to inflation	(24,040)	(12,704)	(13,804)
Recovery	-	(11,366)	-
Balance at end of the period	77,297	39,870	63,940

The aging analysis of these other receivables is as follows:

	12.31.18	12.31.17
Without expiry date	48,358	39,526
Past due	34,854	129,288
Up to 3 months	130,564	110,759
From 3 to 6 months	20,415	8,418
From 6 to 9 months	4,881	4,198
From 9 to 12 months	3,045	4,030
More than 12 months	800,741	62,676
Total other receivables	1,042,858	358,895

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.